Material accounting policies - Summary of Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2024
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Building Improvements1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years